Inventories (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Provision for inventory obsolescence	S/ 27,525,000	S/ 24,905,000
Consolidated statement of profit or loss	S/ 2,956,000	S/ 1,977,000	S/ 3,348,000